Equity and Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 25, 2021
Merger Agreement
Schedule of Accumulated Other Comprehensive Loss

The following is the detail of the change in the Company’s accumulated other comprehensive loss from December 29, 2018 to December 25, 2021 including the effect of significant reclassifications out of accumulated other comprehensive income (net of tax):

Foreign Currency
Translation
Balance at December 29, 2018	$(37,590)
Other comprehensive income before reclassifications	5,533
Amounts reclassified from other comprehensive income(1)	17
Net current period other comprehensive loss	5,550
Balance at December 28, 2019	(32,040)
Other comprehensive income before reclassifications	2,652
Amounts reclassified from other comprehensive income(2)	—
Net current period other comprehensive income	2,652
Balance at December 26, 2020	(29,388)
Other comprehensive loss before reclassifications	1,849
Amounts reclassified from other comprehensive income(3)	385
Net current period other comprehensive income	2,234
Balance at December 25, 2021	$(27,154)
(1)	In the year ended December 28, 2019, the Company fully liquidated its Luxembourg subsidiary which results resides within the Canada reportable segment. The $17 loss was recorded as other income on the Consolidated Statement of Comprehensive Loss.
(2)	In the year December 26, 2020, there were no amounts reclassified into other comprehensive income.
(3)	During the year ended December 25, 2021, the Company obtained and amended its interest rate swap agreements to hedge against effective cash flows (i.e. interest payments) on floating-rate debt associated with the Company's new Term Credit Agreement. Refer to Note 9 - Long-Term Debt for further details. In accordance with ASC 815, derivatives designated and that qualify as cash flow hedges of interest rate risk record the associated gain or loss within other comprehensive income. For the year ended December 25, 2021, the Company deferred a gain of $2,982, reclassified a loss of $385 and a net of tax of $850 into other comprehensive income due to hedging activities. The amounts reclassified out of other comprehensive income were recorded as interest expense. See Note 15 - Derivatives and Hedging for additional information on the interest rate swaps.